Consolidated Statements of Stockholders’ Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Stock Payable	Stock Receivable	Minority Interest	Accumulated Deficit	Total
Balance, at Jun. 30, 2021		$ 90,991	$ 7,297,278	$ 223,226			$ (7,995,495)	$ (384,000)
Balance, (in Shares) at Jun. 30, 2021		90,989,265
Common stock issued for services		$ 1,686	4,457,703					4,459,389
Common stock issued for services (in Shares)		1,686,111
Imputed Interest			761					761
Common stock issued for cash		$ 162	28,100		(8,262)			20,000
Common stock issued for cash (in Shares)		162,000
Net Income							(4,620,252)	(4,620,252)
Balance, at Sep. 30, 2021		$ 92,839	11,783,842	223,226	(8,262)		(12,615,747)	(524,102)
Balance, (in Shares) at Sep. 30, 2021		92,837,376
Common stock issued for cash		$ 1,901	120,348					122,249
Common stock issued for cash (in Shares)		1,900,833
Reversal Stock Receivable					8,262			8,262
Reversal Stock Payable				(223,226)				(223,226)
Net Income							247,810	247,810
Balance, at Dec. 31, 2021		$ 94,740	11,904,190				(12,367,937)	(369,007)
Balance, (in Shares) at Dec. 31, 2021		94,738,209
Imputed Interest			745				745
Common stock issued for cash		$ 3,000	66,549		(11,725)			57,824
Common stock issued for cash (in Shares)		3,000,000
Common stock issued for license agreement		$ 2,550	102,000					104,550
Common stock issued for license agreement (in Shares)		2,550,000
Net Income							(169,990)	(169,990)
Balance, at Mar. 31, 2022		$ 100,290	12,073,484		(11,725)		(12,537,927)	(375,878)
Balance, (in Shares) at Mar. 31, 2022		100,288,209
Imputed Interest			753					753
Common stock issued for cash		$ 596	26,421		11,725			38,742
Common stock issued for cash (in Shares)		595,500
Reclassification of Income			(6,283)					(6,283)
Goodwill adjustment							(3,222,360)	(3,222,360)
Net Income						816,480	1,129,963	1,946,443
Balance, at Jun. 30, 2022		$ 100,886	12,094,375			22,803,924	(14,630,324)	20,368,861
Balance, (in Shares) at Jun. 30, 2022		100,883,709
Goodwill adjustment							3,222,360	3,222,360
Common stock issued		$ 2,000	80,600					82,600
Common stock issued (in Shares)		2,000,000
Net Income						1,206,458	1,224,858	2,431,116
Balance, at Sep. 30, 2022		$ 102,886	12,174,975			24,010,382	(10,183,306)	26,104,937
Balance, (in Shares) at Sep. 30, 2022		102,883,709
Reclassification of Income						(1,793,243)		(1,793,243)
Net Income						(367,637)	2,933,336	2,565,669
Balance, at Dec. 31, 2022		$ 102,886	12,174,975			21,849,502	(7,249,970)	26,877,393
Balance, (in Shares) at Dec. 31, 2022		102,833,709
Imputed Interest
Common stock issued for cash
Common stock issued for license agreement
Net Income						1,015,317	1,015,393	2,030,710
Balance, at Mar. 31, 2023		$ 102,886	12,174,975			22,864,819	(6,234,577)	28,908,103
Balance, (in Shares) at Mar. 31, 2023		102,883,709
Common stock issued for services		$ 1,693	721,042					722,735
Common stock issued for services (in Shares)		1,693,256
Common stock issued as staff compensation		$ 10,000	711,000					721,000
Common stock issued as staff compensation (in Shares)		10,000,000
Imputed Interest
Net Income						2,128,730	432,903	2,561,633
Balance, at Jun. 30, 2023		$ 114,579	13,607,017			24,993,549	(5,801,674)	32,913,471
Balance, (in Shares) at Jun. 30, 2023		114,576,965
Common stock issued for services		$ 300	125,700					126,000
Common stock issued for services (in Shares)		300,000
Common stock issued as staff compensation		$ 5,600	1,506,400					1,512,000
Common stock issued as staff compensation (in Shares)		5,600,000
Imputed Interest
Common stock issued for cash		$ 6,411	1,993,589					2,000,000
Common stock issued for cash (in Shares)		6,410,971
Net Income						1,818,899	40,204	1,859,103
Balance, at Sep. 30, 2023		$ 126,890	$ 17,232,706			$ 26,812,448	$ (5,761,470)	$ 38,410,574
Balance, (in Shares) at Sep. 30, 2023		126,887,936